Income taxes - Movement in Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Net Deferred Taxes
Balance, beginning of the year	$ 1,125	$ 163
Recognized in profit and loss	4,580	770
Corporate Minimum Tax		192
Balance, end of the year	$ 5,705	$ 1,125